Segmented information (Schedule of segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue from external customers	$ 1,237,439	$ 1,472,366
Cost of sales
Mine operating costs	741,342	765,959
Depreciation and amortization	344,555	332,667
Gross profit	151,542	373,740
Selling and administrative expenses	36,170	27,243
Exploration and evaluation	30,774	28,570
Other operating expenses	51,116	19,071
Impairment loss	322,249
Results from operating activities	(288,767)	298,856
Finance income	(8,527)	(8,450)
Finance expenses	162,888	152,000
Other finance (gain) losses	9,635	(15,531)
Loss before tax	(452,763)	170,837
Tax recovery	(108,953)	85,421
(Loss) profit for the year	(343,810)	85,416
Manitoba [Member]
Disclosure of operating segments [line items]
Revenue from external customers	537,421	667,322
Cost of sales
Mine operating costs	385,159	412,760
Depreciation and amortization	135,429	121,515
Gross profit	16,833	133,047
Selling and administrative expenses	0	0
Exploration and evaluation	18,476	12,302
Other operating expenses	8,201	5,433
Impairment loss	0
Results from operating activities	(9,844)	115,312
Peru [Member]
Disclosure of operating segments [line items]
Revenue from external customers	700,018	805,044
Cost of sales
Mine operating costs	356,183	353,199
Depreciation and amortization	209,126	211,152
Gross profit	134,709	240,693
Selling and administrative expenses	0	0
Exploration and evaluation	5,804	5,640
Other operating expenses	14,022	11,739
Results from operating activities	114,883	223,314
Arizona [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross profit	0	0
Selling and administrative expenses	0	0
Exploration and evaluation	0	0
Other operating expenses	28,149	539
Impairment loss	322,249
Results from operating activities	(350,398)	(539)
Corporate and other activities [Member]
Disclosure of operating segments [line items]
Revenue from external customers	0	0
Cost of sales
Mine operating costs	0	0
Depreciation and amortization	0	0
Gross profit	0	0
Selling and administrative expenses	36,170	27,243
Exploration and evaluation	6,494	10,628
Other operating expenses	744	1,360
Impairment loss	0
Results from operating activities	$ (43,408)	$ (39,231)